Stock Warrants - Assumptions used in estimating fair value of warrants (Details) - December 2018 warrants	Jun. 30, 2023 Y $ / shares	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 $ / shares Y
Per-share fair value of common stock
Assumptions used in estimating fair value of warrants
Stock warrants, Measurement Input | $ / shares	3.98	5.01	3.76
Expected term
Assumptions used in estimating fair value of warrants
Stock warrants, Measurement Input | Y	2.5	3.0	4.0
Volatility
Assumptions used in estimating fair value of warrants
Stock warrants, Measurement Input	0.2605	0.2507	0.303
Dividend rate
Assumptions used in estimating fair value of warrants
Stock warrants, Measurement Input	0.000	0.000	0.000
Discount rate
Assumptions used in estimating fair value of warrants
Stock warrants, Measurement Input	0.0469	0.0424	0.012